Goodwill And Other Intangible Assets (Estimated Aggregate Amortization Expense For Intangible Assets For Next Five Fiscal Years) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014
Intangible Assets [Line Items]
Fiscal year ending March 31, 2015	¥ 231,427
Fiscal year ending March 31, 2016	198,788
Fiscal year ending March 31, 2017	170,098
Fiscal year ending March 31, 2018	135,245
Fiscal year ending March 31, 2019	¥ 95,218